NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS (Details Narrative) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Attributable to owners of the Company Other Capital Reserves
Deemed contribution from related party	[1]			¥ 55,558

[1]	On December 23, 2016, Feishang Hesheng waived a payment of CNY55.56 million (US$8.00 million) indebtedness owed to it by Double Grow.